Share-Based Compensation - Summary of Dean Foods Share-Based Compensation Expense (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6,442	$ 4,593	$ 18,181	$ 13,103	$ 24,897	$ 2,056	$ 0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2,065	1,363	6,605	4,852
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,736	1,577	8,821	4,900
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	253	1,573	2,196	2,955
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	388	80	559	396
Cash Performance Units[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0	(637)	0
Dean Foods Net Investment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0	7,473	6,246
Dean Foods Net Investment [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0	1,006	1,708
Dean Foods Net Investment [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						786,710
Share-based compensation expense					0	2,433	3,510
Dean Foods Net Investment [Member] | Cash Performance Units[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					0	6,105,000
Share-based compensation expense					0	2,025	204
Dean Foods Net Investment [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						397,618
Share-based compensation expense					$ 0	$ 2,009	$ 824